FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2024
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The Company’s financial instruments are exposed to certain financial risks, which include currency risk, credit risk, liquidity risk and interest rate risk.
The Company has classified its financial instruments as follows:

As at	March 31, 2024	March 31, 2023
	$	$
Financial assets, measured at fair value:
Cash	208,992	16,633
Financial assets, measured at amortized cost:
Accounts receivable	254	42
Financial liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	9,805	5,663
Lease liabilities	291	—
The carrying value of the Company’s financial instruments approximate their fair value.
Fair value Hierarchy of Financial Instruments
The Company has categorized its financial instruments that are carried at fair value, based on the priority of the inputs to the valuation techniques used to measure fair value, into a three-level fair value hierarchy as follows:
Level 1: Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities classified as Level 1 generally included cash.
Level 2: Fair value is based on quoted prices for similar assets or liabilities in active markets, valuation that is based on significant observable inputs, or inputs that are derived principally from or corroborated with observable market data through correlation or other means. Currently, the Company has no financial instruments that would be classified as Level 2.
Level 3: Fair value is based on valuation techniques that require one or more significant inputs that are not based on observable market inputs. These unobservable inputs reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability. Investments and any contingent liabilities are classified as Level 3.
There were no transfers between levels of the fair value hierarchy for the year ended March 31, 2024.
The following table presents the changes in level 3 financial assets for the for two years ended March 31, 2024 :

$
Balance as at March 31, 2022	242
Interest income	18
Change in fair value of investments measured at fair value through profit or loss	(260)
Balance as at March 31, 2023	—
Interest income	—
Change in fair value of investments measured at fair value through profit or loss	—
Balance as at March 31, 2024	—
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair Value as at		Unobservable inputs	Range of inputs	Relationship of unobservable inputs to fair value
	March 31, 2024	March 31, 2023
	$	$
Rx Hybrid Instrument	—	—	Fair value interest rate of loan and conversion feature	10%	Increase/decrease in the fair value rate by 1% would not have a material effect on the fair value of the investment
Financial risk management
Credit risk
Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Company’s cash is exposed to credit risk. The Company reduces its credit risk on cash by placing these instruments with institutions of high credit worthiness. As at March 31, 2024, the Company’s maximum exposure to credit risk is the carrying value of its financial assets.
Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. The Company manages liquidity by maintaining adequate cash balances to meet liabilities as they become due.
As at March 31, 2024, the Company had cash of $208,992 (March 31, 2023 - $16,633) in order to meet current liabilities. Accounts payable and accrued liabilities include trade payables and other obligations of $10,096 (March 31, 2023 - $5,663), all amounts are due within the next 12 months.
Market risk
The significant market risks to which the Company is exposed are interest rate risk and currency risk.
Interest rate risk
Interest rate risk is the risk that the fair value or the future cash flows of a financial instrument will fluctuate because of changes in market interest rate. In seeking to minimize the risks from interest rate fluctuations, the Company manages exposure through its normal operating and financing activities. As at March 31, 2024, the Company has determined its exposure to interest rate risk is minimal.
Currency risk
The Company is exposed to currency risk to the extent that monetary operational expenses are denominated in both CAD and USD while the functional currency of CAD is used for reporting. The Company has not entered into any foreign currency contracts to mitigate this risk.
At March 31, 2024, the Company had the following balances in monetary assets and monetary liabilities which are subject to fluctuation against CAD:

Denominated in:	US$000’s	GBP 000’s	EUR 000’s
Cash	148,713	509	425
Accounts payable and accrued liabilities	(343)	(299)	(201)
Lease liability	—	(217)	—
	148,370	(7)	225
Foreign currency rate	1.3550	1.7114	1.4632
Equivalent in Canadian dollars	$201,041	$(12)	$329
Impact of 10% change in foreign currency rate	$20,104	$(1)	$33
Based on the above net exposures as at March 31, 2024, and assuming that all other variables remain constant, a 10% change of the USD, GBP and EUR, against the CAD would impact net loss by approximately by $20,138.